UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21927

MSS Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr., Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: November 30

Date of reporting period: February 29, 2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	Towpath Focus Fund
	Schedule of Investments
	February 29, 2020 (Unaudited)

Shares		Value

COMMON STOCK - 93.98%

Air Transportation Scheduled - 2.39%
3,740	Southwest Airlines Co.	172,751

Biological Products (No Diagnostic Substances) - 7.81%
1,520	Amgen, Inc.	303,590
3,780	Gilead Sciences, Inc.	262,181
		565,771
Computer & Office Equipment - 2.46%
8,570	HP, Inc.	178,170

Computer Communications Equipment - 2.34%
4,240	Cisco Systems, Inc.	169,303

Crude Petroleum & Natural Gas - 1.97%
3,240	Royal Dutch Shell Plc. *	142,657

Fire, Marine & Casualty Insurance - 2.86%
1,965	Allstate Corp.	206,816

Life Insurance - 2.48%
1,470	Reinsurance Group of America, Inc.	179,384

Motor Vehicle Parts & Accessories - 3.88%
6,620	Gentex Corp.	176,754
2,280	Magna International, Inc. *	104,470
		281,224
National Commercial Banks - 5.61%
4,920	Bank of America Corp.	140,220
1,720	Capital One Financial Corp.	151,807
8,450	Regions Financial Corp.	114,244
		406,271
Petroleum Refining - 3.83%
4,190	Valero Energy Corp.	277,588

Pharmaceutical Preparations - 16.56%
4,940	Bristol Myers Squibb Co.	291,756
15,410	Endo International Plc. *	85,063
6,330	Glaxosmithkline Plc.	256,555
8,120	Prestige Consumer Healthcare, Inc. *	303,363
6,580	Roche Holding AG *	262,476
		1,199,213
Retail - Catalog & Mail-Order Houses - 2.81%
108	Amazon Com, Inc. *	203,445

Security Brokers, Dealers & Flotation Companies - 2.97%
5,280	The Charles Schwab Corp.	215,160

Semiconductors & Related Devices - 4.88%
6,360	Intel Corp.	353,107

Services-Business Services, Nec - 3.56%
7,440	Ebay, Inc.	257,722

Services-Computer Processing & Data Preparation - 2.35%
6,810	Perspecta, Inc.	170,046

Services-Computer Programming Services - 4.29%
4,870	Amdocs Ltd.	310,463

Services-Computer Programming, Data Processing, Etc. - 5.07%
116	Alphabet, Inc. Class-C *	155,362
158	Alphabet, Inc. Class-A *	211,602
		366,964
Services-Help Supply Services - 1.83%
2,215	Barrett Business Services, Inc. *	132,678

Services-Personal Services - 1.88%
6,600	H&R Block, Inc.	136,422

State Commercial Banks - 3.66%
6,650	Bank of New York Mellon Corp.	265,335

Transportation Services - 2.22%
95	Booking Holdings, Inc. *	161,088

Wholesale-Drugs Proprietaries & Druggists' Sundries - 6.25%
2,730	AmerisourceBergen Corp.	230,194
1,590	Mckesson Corp.	222,377
		452,571

TOTAL FOR COMMON STOCKS (Cost $7,473,951) - 93.98%		6,804,149

Exchange Traded Funds- 2.13%
3,240	SPDR S&P Regional Banking ETF	153,932
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $185,693) - 2.13%		153,932

SHORT-TERM INVESTMENTS - 20.43%
1,479,456	Federated Treasury Obligation Fund-Institutional Shares (Cost $1,479,456) 1.49% **	1,479,456
TOTAL SHORT-TERM INVESTMENTS (Cost $1,479,456) - 20.43%		1,479,456

TOTAL INVESTMENTS (Cost $9,139,100) - 116.54%		8,437,537

LIABILITIES IN EXCESS OF OTHER ASSETS - (16.54%)		(1,197,464)

NET ASSETS - 100.00%		$ 7,240,073

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at February 29, 2020.

***At February 29, 2020, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,139,100 amounted to $701,563, which consisted of aggregate gross unrealized appreciation of $38,742 and aggregate gross unrealized depreciation of $740,305.

ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Towpath Focus Fund
1. SECURITY TRANSACTIONS

At February 29, 2020, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,139,100 amounted to $701,563, which consisted of aggregate gross unrealized appreciation of $38,742 and aggregate gross unrealized depreciation of $740,305.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,804,149	$0	$0	$6,804,149
Exchange Traded Funds	$153,932	$0	$0	$153,932
Cash Equivalents	$1,479,456	$0	$0	$1,479,456
Total	$8,437,537	$0	$0	$8,437,537

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSS Series Trust

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 28, 2020

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory B. Getts

* Gregory B. Getts

   Trustee

Date:  April 28, 2020

By /s/Brandon M. Pokersnik

* Brandon M. Pokersnik

   Treasurer and Secretary

Date:  April 28, 2020